Common Shareholders' Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Final Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date	Apr. 30, 2025	Apr. 30, 2024	Apr. 27, 2023
Dividend per Share	$ 100.28470	$ 85.06042	$ 24.80181
Year of dividend	2024	2023	2022
Interim Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date	Nov. 21, 2025	Nov. 28, 2024	Nov. 29, 2023
Dividend per Share	$ 84.00000	$ 117.50000	$ 86.49907
Year of dividend	2025	2024	2023